CONSOLIDATED BALANCE SHEET $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Non-current assets
Intangible assets, net	$ 31,931	$ 32,484	$ 33,528
Property, plant and equipment, net	107,101	106,559	108,335
Equity affiliates: investments and loans	27,889	31,053	27,976
Other investments	1,051	1,625	2,007
Non-current financial assets	2,731	2,404	4,781
Deferred income taxes	5,049	5,400	7,016
Other non-current assets	2,388	2,797	2,810
Total non-current assets	178,140	182,322	186,453
Current assets
Inventories, net	22,936	19,952	14,730
Accounts receivable, net	24,378	21,983	14,068
Other current assets	36,070	35,144	13,428
Current financial assets	8,746	12,315	4,630
Cash and cash equivalents	33,026	21,342	31,268
Assets classified as held for sale	568	400	1,555
Total current assets	125,724	111,136	79,679
TOTAL ASSETS	303,864	293,458	266,132
Shareholders' equity
Common shares	8,163	8,224	8,267
Paid-in surplus and retained earnings	123,951	117,849	107,078
Currency translation adjustment	(12,836)	(12,671)	(10,256)
Treasury shares	(7,554)	(1,666)	(1,387)
Total shareholders' equity - TotalEnergies share	111,724	111,736	103,702
Non-controlling interests	2,846	3,263	2,383
Total shareholders' equity	114,570	114,999	106,085
Non-current liabilities
Deferred income taxes	11,021	10,904	10,326
Employee benefits	1,829	2,672	3,917
Provisions and other non-current liabilities	21,402	20,269	20,925
Non-current financial debt	45,264	49,512	60,203
Total non-current liabilities	79,516	83,357	95,371
Current liabilities
Accounts payable	41,346	36,837	23,574
Other creditors and accrued liabilities	52,275	42,800	22,465
Current borrowings	15,502	15,035	17,099
Other current financial liabilities	488	372	203
Liabilities directly associated with the assets classified as held for sale	167	58	1,335
Total current liabilities	109,778	95,102	64,676
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	$ 303,864	$ 293,458	$ 266,132